Shareholder Report, Average Annual Return (Details) 194707_Overlay Shares Short Term Bond ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	68 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Overlay Shares Short Term Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Short Term Bond ETF NAV
Average Annual Return, Percent	5.28%	2.71%	2.94%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	(0.22%)
Bloomberg U.S. Corporate 1-5 years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-5 years Index
Average Annual Return, Percent	2.80%	2.40%	2.22%